UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-23111
Investment Company Act file number:

Miller/Howard Funds Trust
(Exact name of registrant as specified in charter)

10 Dixon Avenue
Woodstock, NY 12498
(Address of principal executive offices) (Zip code)

Catherine Johnston
Miller/Howard Investments, Inc.
10 Dixon Avenue
Woodstock, NY 12498
 (Name and address of agent for service)

(845) 679-9166
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2019

Item 1. Schedule of Investments.

Miller/Howard Income-Equity Fund
SCHEDULE OF INVESTMENTS
	January 31, 2019
Common Stock - 84.4%	Shares	Fair Value
Bottled & Canned Soft Drinks & Carbonated Waters - 1.7%
Coca-Cola European Partners plc	29,954	$1,425,211

Cogeneration Services & Small Power Producers - 2.4%
The AES Corporation	121,234	1,987,025

Communications Equipment - 2.2%
Nokia Corp. ADR(1)	295,289	1,875,085

Computer & Office Equipment - 0.9%
HP, Inc.	36,380	801,451

Computer Peripheral Equipment - 3.0%
Cisco Systems, Inc.	53,199	2,515,781

Computer Programming Services - 2.5%
Sabre Corp	90,713	2,084,585

Crude Petroleum & Natural Gas - 2.6%
Occidental Petroleum Corporation(1)	33,923	2,265,378

Electric Services - 3.1%
CenterPoint Energy Inc.	84,665	2,617,842

Family Clothing Stores - 1.8%
Gap Inc.	61,042	1,552,908

Federal Savings Institutions - 0.8%
Umpqua Holdings Corp.	37,514	663,248

Life Insurance - 1.6%
Aegon NV ADR(1)	269,965	1,395,719

Management Consulting Services - 2.5%
Citizens Financial Group, Inc.	62,460	2,118,643

Miscellaneous Industrial & Commercial Machinery & Equipment - 3.0%
Eaton Corporation plc (Ireland)	33,072	2,521,740

Miscellaneous Amusement & Recreation - 2.1%
Six Flags Entertainment Corp.(1)	28,348	1,745,953

National Commercial Banks - 13.6%
BB&T Corporation	69,924	3,412,291
Citigroup Inc.(1)	46,478	2,995,972
Huntington Bancshares Incorporated(1)	168,008	2,224,426
Regions Financial Corporation	101,674	1,542,395
The Toronto-Dominion Bank (Canada)	22,556	1,270,128
		11,445,212

Natural Gas Transmission - 2.0%
Oneok, Inc.	26,836	1,723,140

Optical Instruments & Lenses - 3.3%
KLA-Tencor Corporation	25,796	$2,749,080

Petroleum Refining - 2.5%
Total S.A. ADR	38,742	2,120,350

Pharmaceutical Preparations - 3.8%
Pfizer Inc.	74,744	3,172,883

Plastics Materials, Synthetic Resins, & Nonvulcanizable Elastomers - 2.8%
LyondellBasell Industries N.V. (Netherlands)	27,119	2,358,539

Radio & Television Broadcasting & Communications Equipment - 1.7%
Qualcomm Incorporated(1)	29,576	1,464,604

Security & Commodity Exchanges - 3.1%
CME Group Inc.	14,174	2,583,637

Semiconductors & Related Devices - 8.6%
Broadcom Inc.	9,733	2,610,877
Taiwan Semiconductor Manufacturing Company Ltd. ADR	51,876	1,951,575
Texas Instruments, Inc.	27,025	2,720,877
		7,283,329

Surety Insurance - 1.7%
Old Republic International Corp.	70,586	1,422,308

Telephone Communications (No Radiotelephone) - 5.2%
BCE Inc. (Canada)	31,749	1,381,081
Verizon Communications Inc.	54,050	2,975,993
		4,357,074

Title Insurance - 2.0%
FNF Corporation	45,829	1,657,177

Variety Stores - 2.1%
Target Corp.	24,852	1,814,196

Water Transportation - 1.8%
Carnival Corporation (Panama)	26,836	1,545,217

Total Common Stock (Cost $68,769,712)		71,267,315

Master Limited Partnerships - 6.2%
Natural Gas Transmission - 6.2%
Enterprise Products Partners L.P.	98,178	2,716,585
MPLX LP	71,531	2,512,169
Total Master Limited Partnerships (Cost $3,990,214)		5,228,754

Real Estate Investment Trusts (REITs) - 5.2%
Crown Castle International Corp.	18,993	$2,223,321
Lamar Advertising Company(1)	29,293	2,180,864
Total Real Estate Investment Trusts (REITs) (Cost $3,764,764)		4,404,185

Short-Term Investments - 4.0%
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 2.28%(2)	3,350,635	3,350,635
Total Short-Term Investments (Cost $3,350,635)		3,350,635

Investments Purchased as Securities Lending Collateral - 14.7%
Mount Vernon Liquid Assets Portfolio, LLC, 2.61%(2)	12,360,517	12,360,517
Total Investments Purchased with Proceeds from Securities Lending (Cost $12,360,517)		12,360,517

Total Investments - 114.5% (cost $92,235,843)		96,611,406
Other Assets and Liabilities - (14.5)%		(12,208,990)
Total Net Assets Applicable to Common Stockholders - 100.0%		$84,402,416

Note: Percentages indicated are based on the net assets of the Fund.
ADR	American Depository Receipt
(1)	All or portion of this security is on loan
(2)	Rate indicated is the seven-day yield as of January 31, 2019.

Miller/Howard Drill Bit to Burner Tip® Fund
SCHEDULE OF INVESTMENTS (unaudited)
	January 31, 2019
Common Stock - 81.1%	Shares	Fair Value
Agriculture Chemicals - 3.1%
CF Holdings Inc.	4,437	$193,675

Crude Petroleum - 12.0%
Callon Pete Co.	36,489	297,020
Continental Resources, Inc.	6,594	304,445
Diamondback Energy, Inc.	2,420	249,550
Pioneer Natural Resources Company	1,506	214,334
Occidental Petroleum Corporation	5,432	362,749
		1,428,098

Electric Services - 2.6%
OGE Energy Corp.	4,087	167,363

Electrical Work - 3.8%
Quanta Services Inc.	6,911	244,235

Gas & Other Services Combined - 2.1%
Sempra Energy	1,129	132,070

Industrial Machinery & Equipment - 2.9%
MRC Global Inc.	11,838	184,910

Natural Gas - 6.0%
Anadarko Petroleum Corporation	4,517	213,790
EOG Resources, Inc.	1,337	132,630
PDC Energy, Inc.	5,028	163,762
		510,182

Natural Gas Distribution - 16.3%
Cheniere Energy, Inc.	4,275	280,654
Enbridge, Inc. (Canada)	9,841	360,377
ONE Gas, Inc.	2,581	212,029
Tallgrass Energy, LP	7,920	188,734
		1,041,794

Natural Gas Transmission - 4.0%
Kinder Morgan, Inc.	13,955	252,586

Oil & Gas Field Services - 8.4%
Baker Hughes, a GE company	5,163	121,692
Halliburton Company	3,361	105,401
Schlumberger N.V.	3,845	169,987
		397,080

Petroleum Refining - 8.8%
Marathon Petrleum Corporation	2,904	192,419
		192,419

Pipelines - 4.0%
Pembina Pipeline Corp (Canada)	7,126	253,828

Plastics Materials, Synthetic Resins, & Nonvulcanizable Elastomers - 2.3%
DowDuPont, Inc.	2,662	143,242

Total Common Stock (Cost $5,076,346)		5,141,482

Master Limited Partnerships - 18.0%

Liquefied Petroleum Gas Dealers - 2.2%
Suburban Propane Partners, L.P.	6,077	140,987

Natural Gas Transmission - 13.6%
Energy Transfer LP	18,016	265,015
Enterprise Products Partners L.P.	13,725	379,771
Shell Midstream Partners, L.P.	10,648	216,367
		861,153
Pipelines - 2.2%
Magellan Midstream Partners LP	2,232	137,157

Total Master Limited Partnerships (Cost $1,154,697)		1,139,297

Short-Term Investments - 0.6%
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 2.28%(1)	39,840	39,840
Total Short-Term Investments (Cost $39,840)		39,840

Total Investments - 99.7% (Cost $6,270,883)		6,320,619
Other Assets and Liabilities - 0.3%		16,736
Total Net Assets Applicable to Common Stockholders - 100.0%		$6,337,355

Note: Percentages indicated are based on the net assets of the Fund.
(1)	Rate indicated is the seven-day yield as of January 31, 2019.

Miller/Howard Infrastructure Fund
SCHEDULE OF INVESTMENTS (unaudited)
	January 31, 2019
	Shares	Fair Value
Common Stock - 90.4%
Air Courier Services - 2.9%
FedEx Corporation	69	$12,252

Air Transportation, Scheduled - 1.7%
Southwest Airlines Company	130	7,379

Business Services - 2.1%
Akamai Technologies, Inc.	135	8,789

Cogeneration Services & Small Power Procedures - 3.4%
The AES Corporation	894	14,653

Drawing & Insulating of Nonferrous Wire - 1.6%
Corning Incorporated	201	6,685

Electric Services - 12.2%
Avangrid, Inc.	128	6,383
CenterPoint Energy, Inc.	525	16,233
Dominion Energy Inc.	190	13,346
Fortis, Inc. (Canada)	445	15,878
		51,840

Electrical Work - 3.2%
Quanta Services Inc.	380	13,429

Engines & Turbines - 3.4%
Cummins Inc.	99	14,564

Gas & Other Services Combined - 3.3%
Sempra Energy	119	13,921

Mining & Quarrying of Nonmetallic Minerals - 2.9%
MDU Resources Group, Inc.	471	12,109

Natural Gas Distribution - 5.9%
Enbridge, Inc. (Canada)	679	24,865

Natural Gas Transmission - 11.1%
Kinder Morgan, Inc.	1,150	20,815
National Grid plc ADR	114	6,212
Oneok, Inc.	108	6,935
Williams Companies Inc.	495	13,330
		47,292

Oil & Gas Field Services - 3.2%
Targa Resources Corp.	314	13,505

Radio & Television Broadcasting & Communications Equipment - 6.2%
Nokia Corporation ADR	2,179	$13,837
Qualcomm Incorporated	249	12,330
		26,167
Railroads, Line-Haul Operating - 3.4%
Union Pacific Corporation	91	14,475

Radiotelephone Communications - 2.3%
Vodafone Group plc ADR	541	9,868

Semiconductors & Related Devices - 3.2%
Microchip Technology Inc.	169	13,583

Switchgear & Switchboard Apparatus - 2.5%
ABB Ltd ADR	549	10,513

Telephone Communications (No Radiotelephone) - 7.6%
AT&T Inc.	348	10,461
BT Group plc ADR	358	5,463
CenturyLink, Inc.	299	4,581
Verizon Communications Inc.	106	5,836
Zayo Group Holdings, Inc.	220	6,039
		32,380

Trucking and Courier Services (No Air) - 4.8%
United Parcel Service, Inc.	193	20,342

Water Supply - 3.5%
Aqua America, Inc.	199	6,975
Veolia Environnement ADR	373	7,902
		14,877

Total Common Stock (Cost $388,297)		383,488

Master Limited Partnerships - 5.6%
Natural Gas Transmission - 5.6%
Enterprise Products Partners L.P.	855	23,658
Total Master Limited Partnerships (Cost $21,724)		23,658

Real Estate Investment Trusts (REITs) - 6.2%
American Tower Corporation	68	11,753
Crown Castle International Corp.	126	14,750
Total REITs (Cost $23,097)		26,503

Short-Term Investments - 0.5%
First American Treasury Obligations Fund, 2.31%(1)	2,140	2,140

Total Short-Term Investments (Cost $2,140)		2,140

Total Investments - 102.7% (Cost $435,258)		435,789
Other Assets and Liabilities - (2.7)%		(11,424)
Total Net Assets Applicable to Common Stockholders - 100.0%		$424,365

Note: Percentages indicated are based on the net assets of the Fund.
ADR	American Depository Receipt.
(1)	Rate indicated is the seven-day yield as of Jaunary 31, 2019.

Fair Value Measurement
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

As of January 31, 2019, the Funds’ assets carried at fair value were classified as follows:

Income-Equity Fund

Investments in Securities(a)	Total	Level 1	Level 2	Level 3
Common Stock	$71,267,315	$71,267,315	$-	$-
Master Limited Partnerships	5,228,754	5,228,754	-	-
Real Estate Investment Trusts	4,404,185	4,404,185	-	-
Short-Term Investment(b)	3,350,635	3,350,635	-	-
Investments Purchased as Securities Lending Collateral(c)	12,360,517	-	-	-
Total Investments in Securities	$96,611,406	$84,250,889	$-	$-

Drill Bit to Burner Tip® Fund

Investments in Securities(a)	Total	Level 1	Level 2	Level 3
Common Stock	$5,141,482	$5,141,482	$-	$-
Master Limited Partnerships	1,139,297	1,139,297	-	-
Short-Term Investment(b)	39,840	39,840	-	-
Total Investments in Securities	$6,320,619	$6,320,619	$-	$-

Infrastructure Fund

Investments in Securities(a)	Total	Level 1	Level 2	Level 3
Common Stock	$383,488	$383,488	$-	$-
Master Limited Partnerships	23,658	23,658	-	-
Real Estate Investment Trusts	26,503	26,503	-	-
Short-Term Investment(b)	2,140	2,140	-	-
Total Investments in Securities	$435,789	$435,789	$-	$-

(a)	All industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances in the Fund at January 31, 2019.
(c)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The Funds did not hold any Level 2 or Level 3 securities during the period ended January 31, 2019.

Securities Lending
The Income-Equity Fund may lend up to 331⁄3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (“the Custodian” or “lending agent”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Income-Equity Fund receives income from securities lending from fees paid to the Fund by the borrowers and/or from the reinvestment of the cash collateral. Funds typically compensate their lending agents with a share of the revenue generated by the lending program, and may pay lending agents an additional fee for managing the cash collateral reinvestment. The amount of security lending income depends on a number of factors including the type of security and length of the loan. The Income-Equity Fund continues to receive dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Income-Equity Fund. The Income-Equity Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the cost associated with lending. The Income-Equity Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Income-Equity Fund is indemnified from these risks by contract with the Custodian.

As of January 31, 2019 the value of securities on loan and payable for collateral due to broker were $11,969,217 and $12,360,517, respectively, the Income-Equity Fund:

The cash collateral received was invested in the Mount Vernon Securities Lending Prime Portfolio as shown on the Schedule of Investments.  The portfolio is a private fund that invests in high quality, short term investments, similar to a money market fund.  However, the portfolio is not registered with the Securities and Exchange Commission (“SEC”) and is not required to meet the regulatory requirements of a money market fund registered with the SEC.  The portfolio is only offered to participants in the Custodian’s security lending program.

Securities lending income earned on collateral investments (net of applicable fees) by the Fund during the period ended January 31, 2019, aggregated $5,355.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Miller/Howard Funds Trust

By (Signature and Title) /s/ Lowell G. Miller
                                        Lowell G. Miller, President

Date  March 14, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Lowell G. Miller
                                        Lowell G. Miller, President

Date  March 14, 2019

By (Signature and Title) /s/ Brian Helhoski
                                        Brian Helhoski, Chief Financial Officer

Date  March 14, 2019